COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Global Partner Acquisition Corp II [Member]
Restructuring Cost and Reserve [Line Items]
COMMITMENTS AND CONTINGENCIES

Note 8 – Commitments and Contingencies

Business Combination Costs:

In connection with identifying an initial Business Combination candidate and negotiating an initial Business Combination, the Company has entered into, and may enter into additional, engagement letters or agreements with various consultants, advisors, professionals and others. The services under these engagement letters and agreements are material in amount and in some instances include contingent or success fees. Contingent or success fees (but not deferred underwriting commission) would be charged to operations in the quarter that an initial Business Combination is consummated. In most instances (except with respect to the Company’s independent registered public accounting firm), these engagement letters and agreements are expected to specifically provide that such counterparties waive their rights to seek repayment from the funds in the Trust Account.

Risks and Uncertainties:

COVID-19 — Management continues to evaluate the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the pandemic could have an effect on the Company’s unaudited condensed financial position, results of operations and/or search for a target company and/or a target company’s unaudited condensed financial position and results of its operations, the specific impact is not readily determinable as of the date of these unaudited condensed consolidated financial statements. These unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Bank Closures — Management acknowledges that the Company depends on a variety of U.S. and multi-national financial institutions for banking services. Market conditions can impact the viability of these institutions, which in effect will affect the Company’s ability to maintain and provide assurances that it can access its cash and cash equivalents in a timely manner or at all. Any inability to access or delay in accessing these funds could adversely affect the Company’s liquidity, business and financial condition.

Ongoing Conflicts — The impact of ongoing and evolving military conflicts, including the invasion of Ukraine by Russia and the Israel-Hamas war, and economic sanctions and countermeasures on domestic and global economic and geopolitical conditions in general is not determinable as of the date of these condensed consolidated financial statements.

Note 9 – Commitments and Contingencies

Business Combination Costs:

In connection with identifying an initial Business Combination candidate and negotiating an initial Business Combination, the Company has entered into, and may enter into additional, engagement letters or agreements with various consultants, advisors, professionals and others. The services under these engagement letters and agreements are material in amount and in some instances include contingent or success fees. Contingent or success fees (but not deferred underwriting commission) would be charged to operations in the quarter that an initial Business Combination is consummated. In most instances (except with respect to the Company’s independent registered public accounting firm), these engagement letters and agreements are expected to specifically provide that such counterparties waive their rights to seek repayment from the funds in the Trust Account.

Risks and Uncertainties:

Bank Closures — Management acknowledges that the Company depends on a variety of U.S. and multi-national financial institutions for banking services. Market conditions can impact the viability of these institutions, which in effect will affect the Company’s ability to maintain and provide assurances that it can access its cash and cash equivalents in a timely manner or at all. Any inability to access or delay in accessing these funds could adversely affect the Company’s liquidity, business and financial condition.

Ongoing Conflicts — The impact of ongoing and evolving military conflicts, including the invasion of Ukraine by Russia and the Israel-Hamas war, and economic sanctions and countermeasures on domestic and global economic and geopolitical conditions in general is not determinable as of the date of these consolidated financial statements.

Global Partner Acquisition Corp II

Condensed Consolidated Balance Sheets

	March 31, 2024	December 31, 2023
	(unaudited)
ASSETS
Current assets -
Cash and cash equivalents	$2,000	$22,000
Prepaid expenses	120,000	14,000
Total current assets	122,000	36,000
Cash held in Trust Account	20,209,000	43,704,000
Total assets	$20,331,000	$43,740,000

LIABILITIES, CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS’ DEFICIT
Current liabilities–
Accounts payable	$2,000	$64,000
Promissory Note – related party	755,000	755,000
Extension promissory notes – related party	3,187,000	2,726,000
Accrued liabilities	6,105,000	4,327,000
Total current liabilities	10,049,000	7,872,000
Other liabilities –
Warrant liability	978,000	337,000
Deferred underwriting commission	10,500,000	10,500,000
Total liabilities	21,527,000	18,709,000
Commitments and contingencies	-	-
Class A ordinary shares subject to possible redemption; 1,794,585 and 3,931,719 shares, respectively (at approximately $11.26 and $11.12 per share at March 31, 2024 and December 31, 2023, respectively)	20,209,000	43,704,000

Shareholders’ deficit:
Preference shares, $0.0001 par value; 5,000,000 shares authorized, none issued or outstanding at March 31, 2024 and December 31, 2023	-	-
Class A ordinary shares, $0.0001 par value, 500,000,000 authorized shares, -0- issued and outstanding (excluding 1,794,585 and 3,931,719 shares, respectively, subject to possible redemption at March 31, 2024 and December 31, 2023)	-	-
Class B ordinary shares, $0.0001 par value, 50,000,000 authorized shares, 7,500,000 shares issued and outstanding at March 31, 2024 and December 31, 2023	1,000	1,000
Additional paid-in capital	-	-
Accumulated deficit	(21,406,000)	(18,674,000)
Total shareholders’ deficit	(21,405,000)	(18,673,000)
Total liabilities, Class A ordinary shares subject to possible redemption and shareholders’ deficit	$20,331,000	$43,740,000

See accompanying notes to unaudited condensed consolidated financial statements.

Global Partner Acquisition Corp II

Condensed Consolidated Statements of Operations

(unaudited)

	For the three months ended
	March 31,
	2024	2023

Revenues	$-	$-
General and administrative expenses	2,091,000	1,078,000
Gain from settlement and release of liabilities	-	(2,961,000)
Income (loss) from operations	(2,091,000)	1,883,000
Other income (expense)
Income from cash and investments held in the Trust Account	273,000	921,000
Write-off contingent warrants associated with shares redeemed	-	130,000
Change in fair value of warrant liability	(641,000)	(2,020,000)
Net (loss) income	$(2,459,000)	$914,000

Weighted average Class A ordinary shares outstanding – basic and diluted	2,006,000	7,118,000
Net (loss) income per Class A ordinary share – basic and diluted	$(0.26)	$0.06
Weighted average Class B ordinary shares outstanding – basic and diluted	7,500,000	7,500,000
Net (loss) income per Class B ordinary share – basic and diluted	$(0.26)	$0.06

See accompanying notes to unaudited condensed consolidated financial statements.

Global Partner Acquisition Corp II

Condensed Consolidated Statements of Changes in Shareholders’ Deficit

(unaudited)

For the three months ended March 31, 2024:

	Class B Ordinary Shares		Additional Paid-in	Accumulated	Total Shareholders’
	Shares	Amount	Capital	Deficit	Deficit
Balances, December 31, 2023	7,500,000	$1,000	$-	$(18,674,000)	$(18,673,000)
Accretion in value of Class A ordinary shares subject to possible redemption	-	-	-	(273,000)	(273,000)
Net (loss) income	-	-	-	(2,459,000)	(2,459,000)
Balances, March 31, 2024 (unaudited)	7,500,000	$1,000	$-	$(21,406,000)	$(21,405,000)

For the three months ended March 31, 2023:

	Class B Ordinary Shares		Additional Paid-in	Accumulated	Total Shareholders’
	Shares	Amount	Capital	Deficit	Deficit
Balances, December 31, 2022	7,500,000	$1,000	$-	$(14,735,000)	$(14,734,000)
Accretion in value of Class A ordinary shares subject to possible redemption	-	-	-	(1,371,000)	(1,371,000)
Net income	-	-	-	914,000	914,000
Balances, March 31, 2023 (unaudited)	7,500,000	$1,000	$-	$(15,192,000)	$(15,191,000)

See accompanying notes to unaudited condensed consolidated financial statements.

Global Partner Acquisition Corp II

Condensed Consolidated Statements of Cash Flows

(unaudited)

	For the three months ended March 31,
	2024	2023
Cash flow from operating activities:
Net (loss) income	$(2,459,000)	$914,000
Adjustments to reconcile net income to net cash used in operating activities
Income from cash and investments held in Trust Account	(273,000)	(921,000)
Change in fair value of warrant liability	641,000	2,020,000
Write-off of contingent warrants associated with shares redeemed in 2023	-	(130,000)
Changes in operating assets and liabilities:
(Increase) in prepaid expenses	(106,000)	(198,000)
(Decrease) in accounts payable	(62,000)	(64,000)
Increase (decrease) in accrued liabilities and other	1,778,000	(2,188,000)
Net cash used in operating activities	(481,000)	(567,000)

Cash flows from investing activities:
Cash deposited in Trust Account	-	(450,000)
Cash withdrawn from Trust Account to pay redemptions	23,768,000	265,050,000
Net cash provided by investing activities	23,768,000	264,600,000

Cash flows from financing activities:
Redemption of 2,137,134 and 26,068,281 Class A common shares in 2024 and 2023, respectively	(23,768,000)	(265,050,000)
Repayment of promissory note – related party	-	(30,000)
Proceeds of Extension Promissory Note – related party	461,000	949,000
Net cash (used in) provided by financing activities	(23,307,000)	(264,131,000)

Net change in cash	(20,000)	(98,000)
Cash and cash equivalents at beginning of the period	22,000	101,000
Cash and cash equivalents at end of the period	$2,000	$3,000

Supplemental disclosure of non-cash financing activities:
Settlement and release of liabilities	$-	$2,961,000

See accompanying notes to unaudited condensed consolidated financial statements.

Global Partner Acquisition Corp II

Notes to Condensed Consolidated Financial Statements

March 31, 2024

(unaudited)